Derivative financial instruments - Weighted average exchange rates of hedges (Details)	12 Months Ended
	Dec. 31, 2022 gBPPerUSD	Dec. 31, 2022 eURPerUSD	Dec. 31, 2022 cADPerUSD	Dec. 31, 2021 gBPPerUSD	Dec. 31, 2021 eURPerUSD	Dec. 31, 2021 cADPerUSD
Cross-currency interest rate swaps
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.36	1.13	0.78	1.36	1.13	0.78
Fair value hedges | Interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	2.48%	2.48%	2.48%	0.31%	0.31%	0.31%
Fair value hedges | Cross-currency interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	6.23%	6.23%	6.23%	1.91%	1.91%	1.91%